Plant and Equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property, plant and equipment [abstract]
Impairment of equipment	$ 0	$ 70,410
Description of useful life, property, plant and equipment	4 years		2 years